Income Tax - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense	$ 0
Unrecognized tax benefits and related interest and penalties	$ 0	$ 0